Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Summary of Significant Accounting Policies

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a) Basis of consolidation
These consolidated financial statements include the accounts of the Company and the following subsidiaries:

Company	Principal activity	Country of incorporation
AuRico Gold Chihuahua, S.A. de C.V., SOFOM E.N.R.	Administrative services	Mexico
AuRico Gold Holdings Inc.	Holding company	Canada
AuRico Gold (USA), Inc.	Administrative services	United States of America
Capital Gold Corporation	Holding company	United States of America
Leadville Mining & Milling Holding Corporation	Holding company	United States of America
Minera Santa Rita, S. de R.L. de C.V.	Gold and silver mining	Mexico
Nayarit Gold Inc.	Holding company	Canada
Oro de Altar, S.A. de C.V.	Holding company	Mexico
0975828 B.C. LTD.	Holding company	Canada
Orsa Ventures Corp.	Holding company	Canada
Esperanza Resources (Cayman)	Holding company	Cayman Islands
Esperanza Exploration (BVI) Inc.	Holding company	British Virgin Islands
Minas de Oro Nacional, S.A. de C.V.	Gold and silver mining	Mexico
Operason S.A. de C.V.	Administrative services	Mexico
Sonora Gerencial S.A. de C.V.	Administrative services	Mexico
Esperanza Silver de Mexico SA de CV	Gold and silver mining	Mexico
Servicios Mineros Tetlama S.A. de C.V.	Administrative services	Mexico
Esperanza Silver Peru SAC	Gold and silver mining	Peru
Dogu Biga Madencilik Sanayi Ticaret AS	Gold and silver mining	Turkey
Esperanza Services Inc.	Holding company	USA
Quartz Mountain Gold Ltd.	Gold and silver mining	USA
Carlisle Goldfields Ltd.	Holding company	Canada
Richmont Mines Ltd.	Gold and silver mining	Canada

These subsidiaries are controlled by the Company, and are wholly-owned. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
The Company also consolidates the accounts of Caborca Industrial S.A. de C.V., a related party entity, which provides mining support services to the Company’s El Chanate mine. This entity is consolidated in accordance with IFRS 10, Consolidated Financial Statements.
All intra-group transactions, balances, income and expenses are eliminated in full on consolidation.
(b) Investments in associates and joint ventures
The Company accounts for investments in associates and joint ventures using the equity method of accounting. The carrying value of the Company’s investments in associates and joint ventures represents the cost of the investment, including the Company’s share of retained earnings and losses subsequent to formation. At the end of each reporting period, the Company assesses its investments for any indicators of impairment.
(c) Foreign currency
Functional and presentation currency
These consolidated financial statements are presented in United States dollars (“US dollars”), which is the functional currency of the Company and all its subsidiaries.
Translation of transactions and balances into the functional currency
Transactions in currencies other than the Company's or a subsidiary's functional currency (“foreign currencies”) are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the rates prevailing at that date. Foreign currency non-monetary items that are measured in terms of historical cost are not retranslated.
Exchange differences are recognized in net earnings (loss) in the period in which they arise. Exchange differences on deferred foreign tax assets and liabilities are presented as deferred income tax (recovery) expense on the Consolidated Statements of Comprehensive Income (Loss).
(d) Revenue recognition
Revenue from the sale of gold, including refined metal, dore and gold concentrate, is recognized when persuasive evidence of a sale arrangement exists, the risks and rewards of ownership pass to the purchaser, including title risk, the selling price is measurable, and collectability is probable. The risks and rewards of ownership are considered to have been transferred when title passes to the customer. Revenue is measured at the fair value of the consideration received or receivable, and may be subject to adjustment once final prices, weights and assays are determined.
Costs incurred or premium income related to forward sales or option contracts are recognized in revenue when the related contract is settled. Changes in the fair value of outstanding forward sales or option contracts are recognized in earnings or loss.
(e) Cash and cash equivalents
The Company considers deposits in banks, certificates of deposits, and short-term investments with original maturities of three months or less from the acquisition date as cash and cash equivalents.
(f) Inventories
Parts and supplies inventory
Supplies inventory consists of mining supplies and consumables used in the operation of the mines, and is valued at the lower of average cost and net realizable value. Provisions are recorded to reflect present intentions for the use of slow moving and obsolete parts and supplies inventory.
Stockpile inventory
Stockpiles represent ore that has been mined and is available for further processing. Stockpiles are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained ounces (based on assay data) and the estimated metallurgical recovery rates (based on the expected processing method). Stockpile ore tonnages are verified by periodic surveys. Costs are allocated to stockpiles based on the current mining cost per tonne incurred up to the point of stockpiling the ore, including applicable overhead, depletion and amortization relating to mining operations, to the extent determined recoverable, and are removed at the average cost per tonne. Stockpile inventory is measured at the lower of cost and net realizable value.
In-process inventory
The recovery of gold is achieved through milling and heap leaching processes. Costs are added to ore on leach pads and in the mill based on the current stockpiled mining cost and current processing cost, including applicable overhead, depletion and amortization relating to mining and processing operations. Costs are removed from ore on leach pads and in the mill as ounces are recovered, based on the average cost per recoverable ounce of gold in-process inventory. In-process inventory is measured at the lower of cost and net realizable value.
Finished goods inventory
Finished goods inventory consists of dore bars and gold concentrate containing predominantly gold by value which are generally refined off-site to return saleable metals. Dore and gold concentrate inventory is valued at the lower of cost to produce and net realizable value.
For all classes of gold inventory, net realizable value is calculated as the difference between the estimated future metal revenue based on prevailing and/or long-term metal prices as appropriate, and estimated costs to complete production into a saleable form.
(g) Long-lived assets
Mineral property, plant and equipment
Mineral property, plant and equipment is recorded at cost less accumulated amortization and accumulated impairment losses. The initial cost of an asset is comprised of its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of any reclamation obligation, and for qualifying assets, borrowing costs. The purchase price or construction cost is the fair value of consideration given to acquire the asset. The capitalized value of a finance lease is also included within property, plant and equipment, and is measured at the lower of the present value of the minimum lease payments and the fair value of the leased asset. Subsequent costs are included in the asset’s carrying amount when it is probable that future economic benefits associated with the asset will flow to the Company, and the costs can be measured reliably. This would include costs related to the refurbishment or replacement of major components of an asset, when the refurbishment results in a significant extension in the physical life of the component. All other repairs and maintenance costs are recognized in net earnings (loss) as incurred.
The cost of property, plant and equipment, less any applicable residual value, is allocated over the estimated useful life of the asset on a straight-line basis, or on a unit-of-production basis if that method is more reflective of the allocation of benefits among periods. Amortization commences on an asset when it has been fully commissioned and is available for use. Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	3 years
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	2-20 years
Shaft, underground infrastructure and mineral properties	Unit-of-production
Vehicles	3-6 years
Buildings	7-20 years
Office equipment	2-8 years

When components of an item of property, plant and equipment have different useful lives than those noted above, they are accounted for as separate items of property, plant and equipment. Each asset or component’s estimated useful life is determined considering its physical life limitations; however, this physical life cannot exceed the remaining life of the mine at which the asset is utilized. Estimates of remaining useful lives and residual values are reviewed annually. Any changes in estimates of useful lives are accounted for prospectively from the date of the change.
Exploration and evaluation assets
Expenditures incurred prior to the Company obtaining the right to explore are expensed in the period in which they are incurred.
Exploration and evaluation expenditures include costs such as exploratory drilling, sample testing, costs of pre-feasibility studies, and for qualifying assets, borrowing costs. Subsequent to obtaining the legal right to explore, these costs are capitalized on a project-by-project basis pending determination of the technical feasibility and commercial viability of the project. All capitalized exploration and evaluation expenditures are monitored for indications of impairment, to ensure that exploration activities related to the property are continuing and/or planned for the future. If an exploration property does not prove viable, an impairment loss is recognized in net earnings (loss) as the excess of the carrying amount over the recoverable amount in the period in which that determination is made.
Exploration and evaluation expenditures are initially capitalized as exploration and evaluation assets and are subsequently reclassified to mine development costs upon determining that the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. The demonstration of the technical feasibility and commercial viability is the point at which management determines that it will develop the project. This typically includes, but is not limited to, the completion of an economic feasibility study; the establishment of mineral reserves; and the receipt of the applicable construction and operating permits for the project. Upon demonstrating the technical feasibility and commercial viability of establishing a mineral reserve, the Company performs an impairment test, based on the recoverable amount, prior to reclassification of exploration and evaluation assets to mine development costs in accordance with IFRS 6, Exploration for and evaluation of Mineral Resources. In addition, the carrying values of exploration and evaluation assets are reviewed periodically, when impairment indicators exist, for possible impairment, based on the recoverable amount.
Mining interests and mine development costs
The Company may hold interests in mineral properties in various forms, including prospecting licenses, exploration and exploitation concessions, mineral leases and surface rights. The Company capitalizes payments made in the process of acquiring legal title to these properties.
Property acquisition and mine development costs are recorded at cost. Mine development costs incurred to expand operating capacity, develop new ore bodies or develop mine areas in advance of current production are capitalized. Mine development costs related to current period production are recorded in inventory. Pre-production expenditures incurred prior to the mine being capable of operating in the manner intended by management are capitalized. Borrowing costs for qualifying assets are capitalized to mine development costs while construction and development activities at the property are in progress. Any proceeds from the sale of metals during the development and commissioning phase of a project are netted against the expenditures being capitalized. The development and commissioning phase ceases upon the commencement of commercial production.
Subsequent to the commencement of commercial production, further development expenditures incurred with respect to a mining interest are capitalized as part of the mining interest, when it is probable that additional future economic benefits associated with the expenditure will flow to the Company. Otherwise, such expenditures are classified as mining and processing costs.
Upon commencement of commercial production, mining interests are depleted over the life of the mine using the unit-of-production method based on estimated proven and probable mineral reserves of the mine and the portion of mineralization from measured, indicated and inferred resources expected to be classified as reserves, in applicable mines. The Company determines the portion of mineralization expected to be classified as reserves by considering the degree of confidence in the economic extraction of the resource, which is affected by long-term metal price assumptions, cut-off grade assumptions, and drilling results. These assessments are made on a mine-by-mine basis.
The expected useful lives used in depletion calculations are determined based on the facts and circumstances associated with the mining interest. Any changes in estimates of useful lives are accounted for prospectively from the date of the change.
Commercial production
Commercial production is reached when an open pit or underground mine is in the condition necessary for it to be capable of operating in the manner intended by management. The Company considers a range of factors when determining whether commercial production has been reached, which may include the completion of all required major capital expenditures, the demonstration of continuous production near the level required by the design capacity of the processing facilities, and the demonstration of continuous throughput levels at or above a target percentage of the design capacity. The Company assesses the ability to sustain production and throughput over a certain period, depending on the complexity of the operation, prior to declaring that commercial production has been reached.
Capitalized stripping costs
Pre-production stripping costs are capitalized as part of the cost of constructing a mine.
Mining costs associated with stripping activities during the production phase of a mine are capitalized only if the Company can identify the component of the ore body for which access is obtained, the costs associated with the related stripping activities can be measured reliably, and the activities represent a future benefit to the mining interest, in that access is gained to sources of reserves and resources that will be produced in future periods that would otherwise not have been accessible. Production stripping costs are allocated between inventory and capital based on the expected volume of waste extracted for a given volume of ore production. The expected volume of waste to be allocated to inventory is determined with reference to the life of mine stripping ratio of a particular mine or deposit, with the remaining amount allocated to capital. The amount of waste capitalized is calculated by multiplying the stripping tonnes mined during the period by the current mining cost per tonne in the open pit.
Capitalized stripping costs are depleted over the expected reserves and resources benefiting from the stripping activity using the unit-of-production method based on estimated proven and probable reserves, and the portion of mineralization expected to be classified as reserves.
Investment tax credits
Investment tax credits are earned as a result of incurring eligible exploration and development expenses prior to commercial production. Investment tax credits are accounted for as a reduction to property, plant and equipment or mining interests.
Investment tax credits also arise as a result of incurring eligible research and development expenses and these credits are recorded as a reduction to the related expenses.
Derecognition
Upon replacement of a major component, or upon disposal or abandonment of a long-lived asset, the carrying amounts of the assets are derecognized with any associated gains or losses recognized in the Consolidated Statements of Comprehensive Loss.
(h) Intangible assets
Identifiable intangible assets are recorded at fair value on the date of acquisition. Subsequent to initial recognition, they are recorded at cost less accumulated amortization and accumulated impairment losses. Identifiable intangible assets with a finite useful life are amortized on a straight-line basis over their expected useful life, unless another method represents a more accurate allocation of the expense over their useful life. Amortization expense resulting from intangible assets, is included in amortization expense in the Consolidated Statements of Comprehensive Income (Loss).
(i) Goodwill
Goodwill represents the difference between the consideration transferred in a business combination and the fair value of the identifiable net assets acquired, and is not amortized. Goodwill, if identified upon acquisition, is allocated to the cash-generating unit (“CGU”) or group of CGUs expected to benefit from the related business combination for the purposes of impairment testing. A CGU is defined as the smallest identifiable group of assets that generates cash inflows, which are largely independent of the cash inflows from other assets.
(j) Impairment of non-financial assets
The carrying amounts of non-financial assets, excluding inventories and deferred income tax assets, are reviewed for impairment at each reporting date, or whenever events or changes in circumstances indicate the carrying amounts may not be recoverable. If there are indicators of impairment, a review is undertaken to determine whether the carrying amounts are in excess of their recoverable amounts. Reviews are undertaken on an asset-by-asset basis, except where the recoverable amount for an individual asset cannot be determined, in which case the review is undertaken at the CGU level.
If applicable, on an annual basis, the Company evaluates the carrying amount of CGUs to which goodwill has been allocated to determine whether such carrying amount may be impaired. To accomplish this, the Company compares the recoverable amount of a CGU to its carrying amount. This evaluation is performed more frequently if there is an indication that a CGU may be impaired.
If the carrying amount of a CGU or non-financial asset exceeds the recoverable amount, being the higher of its fair value less costs to sell and its value-in-use, an impairment loss is recognized in net loss as the excess of the carrying amount over the recoverable amount. With respect to CGUs, impairment losses are allocated first to reduce the carrying amount of any goodwill allocated to the CGUs, and then to reduce the carrying amounts of the other assets in the CGU on a pro-rata basis.
Where the recoverable amount is assessed using discounted cash flow techniques, the estimates are based on detailed mine or production plans. The mine plan is the basis for forecasting production output in each future year and for forecasting production costs. For value-in-use calculations, production costs and output in the mine plan may be revised to reflect the continued use of the asset in its present form.
Non-financial assets that have previously been impaired are tested for a possible reversal of the impairment whenever events or changes in circumstances indicate that the impairment may have reversed, or may have partially reversed. In these instances, the impairment loss is reversed to the recoverable amount but not beyond the carrying amount, net of amortization, that would have arisen if the prior impairment loss had not been recognized. Goodwill impairments are not reversed.
(k) Impairment of financial assets
The Company adopted IFRS 9, Financial Instruments ("IFRS 9"), with an initial application date of January 1, 2017 (note 3 (r)).
Policy applicable from January 1, 2017:
For financial assets measured at amortized cost, the impairment model under IFRS 9 reflects expected credit losses, as opposed to incurred credit losses under IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39"). Under the impairment approach in IFRS 9, it is no longer necessary for a credit event to have occurred before credit losses are recognized. Instead, the Company recognizes loss allowances for expected credit losses and changes in those expected credit losses. At each reporting date, financial assets carried at amortized cost are assessed to determine whether they are credit-impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. The gross carrying amount of a financial asset is written off to the extent that there is no realistic prospect of recovery.
Policy applicable prior to January 1, 2017:
Financial assets, other than those at fair value through profit or loss, were assessed for indicators for impairment at the end of each reporting period. Financial assets were considered to be impaired when there was objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows had been affected.
For financial assets measured at amortized cost, an impairment loss was calculated as the difference between an asset’s carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses were recognized in profit or loss and reflected in an allowance account. When the Company considered that there were no realistic prospects of recovery of the asset, the relevant amounts were written off. If the amount of impairment loss subsequently decreased and the decrease was related objectively to an event occurring after the impairment was recognized, then the previously recognized impairment loss was reversed through profit or loss.
Impairment losses on available-for-sale financial assets were recognized by reclassifying the losses accumulated in the fair value reserve to profit or loss. The amount reclassified was the difference between the acquisition cost (net of any principal repayment and amortization) and the current fair value, less any impairment loss previously recognized in profit or loss. If the fair value of an impaired available-for-sale debt security subsequently increased and the increase was related objectively to an event occurring after the impairment loss was recognized, then the impairment loss was reversed through profit or loss. Impairment losses recognized in profit or loss for an investment in an equity instrument classified as available-for-sale were not reversed through profit or loss.
(l) Flow-through shares
The Company may issue flow-through common shares to finance its Canadian exploration program or qualifying Canadian underground development. Pursuant to the Canadian Income Tax Act and the terms of the flow-through share agreements, these shares transfer the tax deductibility of qualifying resource expenditures to investors. Proceeds received from flow-through share agreements are separated into a liability and share capital. The liability, which represents the obligation to renounce flow-through exploration and/or development expenditures, is calculated as the excess of cash consideration received over the market price of the Company’s shares on the agreement’s closing date. Upon qualifying exploration and/or development expenditures being incurred, the Company derecognizes the liability and recognizes it as other income. The related deferred tax expense is also recognized at the time the expenditures are incurred.
The Company may also be subject to a Part XII.6 tax on flow-through proceeds renounced, in accordance with the Canadian Income Tax Act flow-through regulations. When applicable, the estimated tax payable is accrued until paid.
(m) Uncertain tax positions
Uncertainties exist with respect to the interpretation of complex tax regulations, changes in tax laws, and the amount and timing of future taxable income. Given the wide range of international business relationships and the long-term nature and complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions, could necessitate future adjustments to taxable income and expense already recorded. The Company establishes provisions, based on reasonable estimates, for possible consequences of audits by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous tax audits and differing interpretations of tax regulations by the taxable entity and the responsible tax authority. Such differences of interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective subsidiary’s country of domicile.
(n) Provisions
Decommissioning liabilities
The Company’s mining and exploration activities are subject to various governmental laws and regulations relating to the protection of the environment. These environmental regulations are continually changing, and the Company has made, and intends to make in the future, expenditures to comply with such laws and regulations. The timing of these expenditures is dependent upon a number of factors including the life of the mine, the operating licence conditions, and the laws, regulations, and environment in which the mine operates.
Decommissioning liabilities are recognized at the time an environmental disturbance occurs and are measured at the Company’s best estimate of the expected future cash flows required to reclaim the disturbance for each mine operation, which are adjusted to reflect inflation, and discounted to their present value. The inflation rate used is determined based on external forecasts for inflation in the country in which the related mine operates. Expected future cash flows reflect the risks and probabilities that alternative estimates of cash flows could be required to settle the obligation. The discount rate used is a pre-tax rate that reflects current market assessments of the time value of money specific to the currency in which the cash flows are expected to be paid. The discount rate does not reflect risks for which the cash flows have been adjusted. Significant estimates are involved in forming expectations of future activities and the amount and timing of the associated cash flows. Those expectations are based on existing environmental and regulatory requirements or, if more stringent, Company policies that give rise to a constructive obligation.
Upon initial recognition of a decommissioning liability, the corresponding cost is capitalized as an asset, representing part of the cost of acquiring the future economic benefits of the operation. The capitalized cost is recognized in mineral property and amortized in accordance with the Company's policy for the related asset.
The provision is progressively increased over the life of the operation as the effect of discounting unwinds, creating an expense included in finance expense on the Consolidated Statements of Comprehensive Income (Loss).
Decommissioning liabilities are adjusted for changes in estimates. Such adjustments, which are not the result of the current production of inventory, are accounted for as a change in the corresponding capitalized cost, except where a reduction in the provision is greater than the unamortized capitalized cost of the related assets. In instances where the capitalized cost of the related assets is nil, or will be reduced to nil, the remaining adjustment is recognized in earnings or loss. If reclamation and restoration costs are incurred as a consequence of the production of inventory, the costs are recognized as a cost of that inventory. Factors influencing such changes in estimates include revisions to estimated reserves, resources and lives of mines; developments in technologies; regulatory requirements and environmental management strategies; changes in estimated costs of anticipated activities, including the effects of inflation; and movements in interest rates affecting the discount rate applied.
Other provisions
Provisions are recognized when the Company has a present obligation (legal or constructive), as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.
(o) Share-based compensation
The Company measures all equity-settled share-based awards made to employees and others providing similar services (collectively, “employees”) based on the fair value of the options or units on the date of grant.
The grant date fair value of options is estimated using an option pricing model and is recognized as compensation expense over the vesting period, based on the number of options that are expected to vest. A corresponding increase is recognized in equity. The grant date fair values of the Company’s equity-settled deferred share units, performance share units, and restricted share units are determined using an option pricing model and is recognized as compensation expense over the vesting period.
The Company awards cash-settled share-based compensation to certain employees and directors in the form of deferred share units, restricted share units and stock appreciation rights. In accounting for these awards, the Company recognizes the fair value of the amount payable to employees, using the Black-Scholes option pricing model for certain units, as they are earned based on the estimated number of units that are expected to vest. Based on the plan some units are initially measured at fair value and recognized as an obligation at the grant date using the Company's share price. The corresponding liability is re-measured at fair value on each reporting date and upon settlement, with changes in fair value recognized in net loss for the period. The fair value of restricted share units is determined by reference to the Company’s share price when the units are awarded or re-measured.
The Company also maintains an employee share purchase plan. Under this plan, contributions by the Company’s employees are matched to a specific percentage by the Company and are recognized as an expense when the Company’s obligation to contribute arises.
Share-based arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share-based payment transactions regardless of how the equity instruments are obtained by the Company. These share-based arrangements are measured at the fair value of goods or services received unless the fair value of the goods or services cannot be reliably measured, in which case they are measured at the fair value of the equity instruments issued.
(p) Income taxes
Income tax expense is comprised of current and deferred income tax. Current and deferred income taxes are recognized in earnings or loss except to the extent that they relate to a business combination, or to items recognized directly in equity or other comprehensive income ("OCI").
Current income taxes
Current income tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with respect of previous years.
Deferred income taxes
Deferred tax assets and liabilities are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following do not result in deferred tax assets or liabilities:

•	temporary differences arising from the initial recognition of assets or liabilities, not arising in a business combination, that does not affect accounting or taxable profit;

•	taxable temporary differences arising from the initial recognition of goodwill; and

•
taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint arrangements where the timing of the reversal of the temporary differences can be controlled by the parent and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings or loss in the period that substantive enactment occurs except to the extent it relates to items recognized directly in equity or in other comprehensive income.
A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is reduced to its recoverable amount.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off tax assets against tax liabilities and when they relate to the same taxable entity and income taxes levied by the same taxation authority and the Company intends to settle its tax assets and liabilities on a net basis.
(q) Earnings (Loss) per share
Basic loss per share is calculated based on the weighted average number of common shares and common share equivalents outstanding for the period. Diluted loss per share is calculated using the treasury method, except when assessing the dilution impact of convertible senior notes, equity-settled restricted share units, deferred share units and performance shares units, where the if converted method is used. The treasury method assumes that outstanding stock options and share purchase warrants with an average exercise price below the market price of the underlying shares, are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period. The if converted method assumes that all convertible senior notes, restricted share units, and performance share units have been converted in determining fully diluted loss per share if they are in-the-money, except where such conversion would be antidilutive.
(r) Financial instruments
The Company has adopted IFRS 9, with an initial application date of January 1, 2017. The approach in IFRS 9 is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9. IFRS 9 introduced a single expected credit loss impairment model, which is based on changes in credit quality since initial application (note 3(k)).
The adoption of the expected credit loss impairment model had no impact on the Company’s financial statements. The Company's financial instruments are accounted for as follows under IFRS 9 as compared to the Company's previous policy in accordance with IAS 39:

Asset / Liability	IAS 39	IFRS 9
Cash and cash equivalents	Fair value through profit or loss	Amortized cost
Equity securities	Available-for-sale	Fair value through OCI
Amounts receivable	Loans and receivable	Amortized cost
Prepayment option embedded derivative	Fair value through profit or loss	Fair value through profit or loss
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Debt and financing obligations	Amortized cost	Amortized cost
Non-hedged derivatives	Fair value through profit or loss	Fair value through profit or loss
Hedging Derivatives	Fair value through OCI	Fair value through OCI

The Company has adopted the standard retroactively effective January 1, 2017 and elected not to retroactively restate comparative periods. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements, but resulted in certain additional disclosures. There was no impact on carrying values and equity as at January 1, 2017 as a result of the adoption of the standard and no measurement differences as a result of adopting IFRS 9.
As a result of the adoption of IFRS 9, the Company's accounting policy for financial instruments has been updated as follows:
Financial assets
Financial assets are classified as either financial assets at fair value through profit or loss, amortized cost, or fair value through other comprehensive income ("OCI"). The Company determines the classification of its financial assets at initial recognition.
i. Financial assets recorded at fair value through profit or loss
Financial assets are classified at fair value if they are acquired for the purpose of selling in the near term. Gains or losses on these items are recognized in net earnings or loss.
ii. Amortized cost
Financial assets are classified at amortized cost if both of the following criteria are met and the financial assets are not designated as at fair value through profit and loss: 1) the object of the Company’s business model for these financial assets is to collect their contractual cash flows and 2) the asset’s contractual cash flows represent ‘solely payments of principal and interest’. The Company’s amounts receivable are recorded at amortized cost as they meet the required criteria.
iii. Fair value through other comprehensive income ("OCI")
For equity securities that are not held for trading, the Company can make an irrevocable election at initial recognition to classify the instruments at fair value through other comprehensive income ("FVOCI"), with all subsequent changes in fair value being recognized in other comprehensive income. This election is available for each separate investment. Under this new FVOCI category, fair value changes are recognized in OCI while dividends are recognized in profit or loss. On disposal of the investment the cumulative change in fair value remains in OCI and is not recycled to profit or loss.
iv. Reclassifications
Financial assets are not reclassified subsequent to their initial recognition, except in the period after the Company changes its business model for managing financial assets.
Financial liabilities
For financial liabilities, IFRS 9 retains most of the IAS 39 requirements and since the Company does not have any financial liabilities designated at fair value through profit or loss, the adoption of IFRS 9 did not impact the Company's accounting policies for financial liabilities. Accounts payable and accrued liabilities, as well as debt and financing obligations are accounted for at amortized cost.
Transaction costs associated with financial instruments, carried at fair value through profit or loss, are expensed as incurred, while transaction costs associated with all other financial instruments are included in the initial carrying amount of the asset or the liability. The amortization of debt issue costs is calculated using the effective interest method.
Derivative financial instruments
The Company may hold derivative financial instruments to hedge its risk exposure to fluctuations in commodity prices, including the Company’s final product, consumables and other currencies compared to the USD. Derivative financial instruments are measured at fair value at each reporting period.
Non-hedged derivative financial instruments
All derivative instruments not designated in a hedge relationship that qualifies for hedge accounting are classified as financial instruments at fair value through profit or loss. Changes in fair value of non-hedged derivative financial instruments are included in net earnings or loss as non-hedged derivative gains or losses.
Derecognition
The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.
Offsetting
Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.
(s) Hedges
The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking hedge transactions. This process includes linking all derivative hedging instruments to forecasted transactions. Hedge effectiveness is assessed based on the degree to which the cash flows from the derivative contracts are expected to offset the cash flows of the underlying transaction being hedged.
When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in fair value is recognized in other comprehensive income. For hedged items other than the purchase of non-financial assets, the amounts accumulated in other comprehensive income are reclassified to the consolidated statement of other comprehensive income when the underlying hedged transaction, identified at contract inception, affects profit or loss. When hedging a forecasted transaction that results in the recognition of a non-financial asset, the amounts accumulated in other comprehensive income are removed and added to the carrying amount of the non-financial asset.
Any ineffective portion of a hedge relationship is recognized immediately in net earnings or loss. When derivative contracts designated as cash flow hedges are terminated, expired, sold or no longer qualify for hedge accounting, hedge accounting is discontinued prospectively. Any amounts recorded in other comprehensive income up until the time the contracts do not qualify for hedge accounting remain in other comprehensive income.
Gains or losses arising subsequent to the derivative contracts not qualifying for hedge accounting are recognized in the period incurred and are recorded in net earnings or loss. If the forecasted transaction is no longer expected to occur, then the amounts accumulated in other comprehensive income are reclassified to net earnings or loss immediately.
(t) Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer. The Company’s operating segments, before aggregation, have been identified as the Company’s individual operating mines. Aggregation of one or more operating segment into a single operating segment is permitted if aggregation is consistent with the core principle of the standard, the operating segments have similar economic characteristics, and the operating segments have a number of other similarities, including similarities in the nature of their products, production processes, and regulatory environment. The Company’s reportable segments are consistent with the identified operating segments.
(u) New Standards issued and adopted
The Company adopted the following amendments to accounting standards, effective January 1, 2017:
The Company adopted IFRS 9 (2014), Financial Instruments (“IFRS 9”). This standard replaces the guidance in IAS 39, Financial Instruments: Recognition and Measurement (“IAS 39”) on the classification and measurement of financial assets and financial liabilities. IFRS 9 provides a new model for the classification and measurement of financial assets. The Company has included the impact of the adoption in note 2(r).
The Company adopted amendments to IAS 12, Income Taxes. The amendments clarify that the existence of a deductible temporary difference depends solely on a comparison of the carrying amount of an asset and its tax base at the end of the reporting period, and is not affected by possible future changes in the carrying amount or expected manner of recovery of the asset. The amendments also clarify the methodology to determine the future taxable profits used for assessing the utilization of deductible temporary differences. The amendments had no impact on the consolidated financial statements.
(v) Standards issued but not yet adopted
Standards issued, but not yet adopted include:

Effective
IFRS 15, Revenue from Contracts with Customers	January 1, 2018
IFRS 16, Leases	January 1, 2019
IFRIC 22, Foreign Currency Transactions and Advance Consideration	January 1, 2018

IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), outlines a single comprehensive model with guidance for entities to use in accounting for revenue arising from contracts with its customers. IFRS 15 uses a control based approach to recognize revenue which is a change from the risk and reward approach under the current standard. This standard replaces IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The Company will adopt IFRS 15 in its financial statements for the annual period beginning on January 1, 2018. The Company has evaluated the potential impact of applying IFRS 15, and has concluded that the adoption of the standard will not have a material impact on the consolidated financial statements.
IFRS 16, Leases, specifies the methodology to recognize, measure, present and disclose leases. This standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. This standard substantially carries forward the lessor accounting requirements of IAS 17, while requiring enhanced disclosures to be provided by lessors. Other areas of the lease accounting model have been impacted, including the definition of a lease. Transitional provisions have been provided. The Company intends to adopt IFRS 16 in its financial statements for the annual period beginning on January 1, 2019. The Company has not yet determined the impact of adopting IFRS 16 on its consolidated financial statements.
IFRIC Interpretation 22, Foreign Currency Transactions and Advance Consideration, clarifies which date should be used for translation when a foreign currency transaction involves an advance payment or receipt. The Interpretation is applicable for annual periods beginning on or after January 1, 2018. The Company intends to adopt the Interpretation in its financial statements for the annual period beginning on January 1, 2018. The Company has evaluated the potential impact of applying IFRIC 22, and has concluded that the adoption of the standard will not have a material impact on the consolidated financial statements.
IFRIC 23, Uncertainty over Income Tax Treatments, provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation is applicable for annual periods beginning on or after January 1, 2019. Earlier application is permitted. The Interpretation requires: (a) an entity to contemplate whether uncertain tax treatments should be considered separately, or together as a group, based on which approach provides better predictions of the resolution; (b) an entity to determine if it is probable that the tax authorities will accept the uncertain tax treatment; and (c) if it is not probable that the uncertain tax treatment will be accepted, measure the tax uncertainty based on the most likely amount or expected value, depending on whichever method better predicts the resolution of the uncertainty. The Company intends to adopt the Interpretation in its financial statements for the annual period beginning on January 1, 2019. The extent of the impact of adoption of the Interpretation has not yet been determined.